UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2000


Check here if Amendment [  x  ]; Amendment Number:     1
This Amendment (Check only one.):  [_]  is a restatement.
                                   [X]  adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 3/31/00 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:     Milton Arbitrage Partners LLC
Address:  165 Mason Street
          Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Buck II
Title:    Managing Member
Phone:    (203)661-7022

Signature, Place, and Date of Signing:

       /s/ James E. Buck II            Greewich, Connecticut     August 22, 2000
----------------------------------     ---------------------     ---------------
            [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                   --------

Form 13F Information Table Entry Total:               16
                                                   --------

Form 13F Information Table Value Total:            $129,342
                                                   --------
                                                  (thousands)


List of Other Included Managers:

None

    Milton Arbitrage Partners, LLC Form 13F INFORMATION TABLE (3/31/00) PUBLIC
                            (AMENDED AS OF 8/15/00)

                                                                VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP     x($1000) PRN AMT PRN CALL  DISCRETN MANAGERS   SOLE   SHARED   NONE
------------------------------    --------------    ---------  -------- ------- --- ----  -------- --------  ------  ------   ----
ANCHOR FINL CORP SC                COMMON            33036104    2,628    92,100 SH         SOLE               92,100   0        0
BANKNORTH GROUP INC                DEL COMMON       06646L100    2,086    77,800 SH         SOLE               77,800   0        0
CAMERON ASHLEY BUILDING PRODS      COMMON           133290106    2,322   134,600 SH         SOLE              134,600   0        0
CELESTIAL SEASONINGS INC           COMMON           151016102    6,339   184,400 SH         SOLE              184,400   0        0
CNY FINL CORP COM                  COMMON           12613U107    1,561    86,700 SH         SOLE               86,700   0        0
HOWMET INTERNATIONAL               COMMON           443208103   10,940   540,400 SH         SOLE              540,400   0        0
MEDIAONE GROUP INC                 COMMON           58440J104   20,894   257,771 SH         SOLE              257,771   0        0
PIMCO ADVISOR HLDG LP              COMMON           69338P102   22,550   587,700 SH         SOLE              587,700   0        0
QWEST COMMUNICATIONS INTL INC      COMMON           749121109   13,472    27,800 SH         SOLE               27,800   0        0
THERMEDICS DETECTION INC           COMMON           88355E105    1,876   242,000 SH         SOLE              242,000   0        0
THERMEDICS INC                     COMMON           883901100    1,433   175,000 SH         SOLE              175,000   0        0
THERMO OPTEK CORP                  COMMON           883582108    4,740   318,655 SH         SOLE              318,655   0        0
THERMOQUEST CORP                   COMMON           883655102    2,866   171,100 SH         SOLE              171,100   0        0
US WEST INC NEW                    COMMON           91273H101    7,019    96,650 SH         SOLE               96,650   0        0
WARNER LAMBERT CO                  COMMON           934488107   24,007   246,190 SH         SOLE              246,190   0        0
WICOR INC                          COMMON           929253102    4,609   148,400 SH         SOLE              148,400   0        0